Variable Interest Entities (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Variable Interest Entities
Cash and cash equivalents	$ 365	$ 321	$ 2,294	$ 749
Assets
Purchased credit impaired finance receivables	4,914	6,564
Allowance for finance receivable losses	217	224	181	180
Finance receivables held for sale	776	793
Restricted cash and cash equivalents	225	295
Other assets	287	281
Liabilities
Long-term debt	7,187	9,582
Other liabilities	266	216
Personal loans
Assets
Purchased credit impaired finance receivables	4,378	4,300
Allowance for finance receivable losses	168	173	132	130
Finance receivables held for sale	606	617
SpringCastle Portfolio
Assets
Purchased credit impaired finance receivables	0	1,703
Allowance for finance receivable losses	0	4	$ 3	$ 3
Consolidated VIEs
Variable Interest Entities
Cash and cash equivalents	1	7
Assets
Allowance for finance receivable losses	113	128
Finance receivables held for sale	0	435
Restricted cash and cash equivalents	212	282
Other assets	75	48
Liabilities
Long-term debt	3,101	5,513
Other liabilities	6	9
Consolidated VIEs | Consumer Loan Securitizations | Personal loans
Assets
Purchased credit impaired finance receivables	3,592	3,621
Consolidated VIEs | Mortgage Loan Securitizations | SpringCastle Portfolio
Assets
Purchased credit impaired finance receivables	$ 0	$ 1,703